Supplement dated September 17, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective September 17, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

Wilmington Multi-Manager International Fund

The following amends and replaces the “Annual Fund Operating Expenses” table and the expense “Example” table sections on page 19 of the Prospectus.

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.57%	0.57%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.87%	1.62%
Fee Waivers and/or Expense Reimbursements (1)	(0.33)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.54%	1.41%

*	The expense information in the table has been restated to reflect current fees.

(1)	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 1.49% and 1.36%, respectively, not including the effects of acquired fund fees and expenses, taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses Assuming Redemption	$698	$1,075	$1,476	$2,595
Class I
Expenses Assuming Redemption	$144	$491	$862	$1,904